Annual Total Returns[BarChart] - Federated Hermes Capital Income Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.67%	11.44%	12.65%	2.34%	(6.18%)	7.91%	10.05%	(7.14%)	15.69%	9.47%